Cover Page	May 18, 2023
Document Type	8-K
Entity File Number	1-10026
Entity Registrant Name	ALBANY INTERNATIONAL CORP.
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	216 Airport Drive
Entity Tax Identification Number	14-0462060
Entity Address, Postal Zip Code	03867
City Area Code	603
Local Phone Number	330-5850
Entity Emerging Growth Company	false
Entity Central Index Key	0000819793
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Address, City or Town	Rochester
Entity Address, State or Province	NH
Document Period End Date	May 18, 2023
Class B Common Stock
Trading Symbol	AIN
Security Exchange Name	NYSE
Title of 12(b) Security	Class B Common Stock, $0.001 par value per share
Class A Common Stock
Trading Symbol	AIN
Security Exchange Name	NYSE
Title of 12(b) Security	Class A Common Stock, $0.001 par value per share